Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Money market funds	$ 12,000		$ 12,000		$ 25,000
Revenue			$ 39,990	$ 63,000
NEONC TECHNOLOGIES HOLDINGS, INC.
Disaggregation of Revenue [Line Items]
Revenue					83,000	$ 70,462
Money market funds					$ 0	$ 0
Potentially Dilutive Securities [Member]
Disaggregation of Revenue [Line Items]
Anti-dilutive shares			3,010,000
Potentially Dilutive Securities [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Disaggregation of Revenue [Line Items]
Anti-dilutive shares					312,500
Warrant [Member]
Disaggregation of Revenue [Line Items]
Anti-dilutive shares				0
Restricted Stock Units (RSUs) [Member]
Disaggregation of Revenue [Line Items]
Anti-dilutive shares				0
Restricted Stock Units (RSUs) [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Disaggregation of Revenue [Line Items]
Anti-dilutive shares					3,060,000	0
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 0	$ 0	$ 39,990	$ 63,000
Transferred at Point in Time [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Disaggregation of Revenue [Line Items]
Revenue					$ 83,000	$ 70,462